Accounts Receivable (Schedule of Trade and Other Receivables) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Trade and other current receivables [abstract]
Subscriber and trade receivables	$ 362	$ 326
Due from related parties (note 29)		1
Miscellaneous receivables	17	15
Total accounts receivable before allowance	379	342
Less allowance for doubtful accounts (note 30)	(78)	(74)	$ (63)
Total accounts receivable	$ 301	$ 268